Acquisitions (Details Narrative) - USD ($)			6 Months Ended
	Sep. 01, 2019	May 01, 2019	Jun. 30, 2020
USBA And EBS [Member]
Income (loss) before depreciation and amortization			$ 66,801
Commercial Coverage Solutions, LLC [Member]
Income (loss) before depreciation and amortization			(20,187)
Southwestern Montana Financial Center, Inc. [Member]
Income (loss) before depreciation and amortization			277,723
Earn-out liability			522,533
Fortman Insurance Services, LLC [Member]
Income (loss) before depreciation and amortization			309,042
Earn-out liability			522,533
Earn-out measurement period		12 months
Business combination commencing date		May 01, 2021
Business combination ending date		Apr. 30, 2022
Altruis Benefits Consulting, LLC [Member]
Income (loss) before depreciation and amortization			193,327
Earn-out liability			$ 1,894,842
Business combination commencing date	Sep. 01, 2019
Business combination ending date	Aug. 31, 2022
Earn-out payment term	3 years